Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 30, 2019	Mar. 16, 2007	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory income tax rate			25.00%	25.00%	25.00%
Income tax holiday, description			Canaan is qualified as an integrated circuit enterprise and enjoying a 5-year tax holiday (two year full exemption followed by three year half reduction) beginning from 2016 after utilizing all prior years’ tax losses. Therefore, Hangzhou Canaan is eligible to enjoy a preferential tax rate of 0% from 2016 to 2017 and 12.5% from 2018 to 2020.
Income tax holiday period			5 years
Income tax full exemption holiday period			2 years
Income tax half reduction holiday period			3 years
Withholding income tax rate on dividends			10.00%
Tax loss carry forwards			¥ 702,845	¥ 201,001
Tax loss carry forwards period	5 years		10 years
Operating loss carry forwards expiration start year			2020
Operating loss carry forwards expiration end year			2029
Deferred tax assets valuation allowance			¥ 254,039	¥ 119,065	¥ 1
Other PRC Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate			25.00%
Software
Income Taxes [Line Items]
Preferential tax rate				10.00%
Tax Year 2017 to 2018
Income Taxes [Line Items]
Preferential tax rate			15.00%
Tax Year 2016 to 2017
Income Taxes [Line Items]
Preferential tax rate			0.00%
Tax Year 2018 to 2020
Income Taxes [Line Items]
Preferential tax rate			12.50%
Hong Kong
Income Taxes [Line Items]
Statutory income tax rate			16.50%	16.50%
Hong Kong | FIE
Income Taxes [Line Items]
Ownership percentage			25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate			5.00%
PRC | Enterprise Income Tax
Income Taxes [Line Items]
Statutory income tax rate		25.00%